Discontinued Operations and Dispositions	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Dispositions [Abstract]
Discontinued Operations and Dispositions
DISCONTINUED OPERATIONS AND OTHER DISPOSITIONS
A business disposition that represents a strategic shift and has (or will have) a major effect on an entity's operations and financial results is reported as a discontinued operation in the period in which the business is disposed of or meets the criteria for held-for-sale classification. The consolidated financial statements reflect discontinued operations presentation for two strategic actions, as described below.
Discontinued Operations - Global Footprint Optimization
In October 2016, the Company completed a strategic review of its international markets in connection with its efforts to optimize its global footprint and focus on the markets that it believes have the greatest potential to benefit the Company's long-term financial performance. Based on that review, the Company decided to focus its business on 15 core countries and to pursue strategic alternatives for its operations in the remaining 11 countries, which were primarily based in Asia and Latin America. As described below, the dispositions of the Company's operations in those 11 countries were completed between November 2016 and March 2017.
The Company determined that the decision reached by its management and Board of Directors to exit those 11 non-core countries, which comprised a substantial majority of its operations outside of North America and EMEA, represented a strategic shift in its business. Additionally, based on its review of quantitative and qualitative factors relevant to the dispositions, the Company determined that the disposition of its businesses in those 11 countries will have a major effect on its operations and financial results. As such, the financial position and results of operations and cash flows for its operations in those 11 countries are presented as discontinued operations in the accompanying consolidated financial statements as of December 31, 2016 and 2015 and for the years ended December 31, 2016, 2015 and 2014.

Dispositions Completed in 2016

On November 28, 2016, the Company sold its subsidiary in Malaysia ("Groupon Malaysia") in exchange for a minority investment in the acquirer. The Company recognized a pretax gain on the disposition of $0.3 million, which represents the excess of $2.3 million in net consideration received, consisting of the $2.5 million fair value of the investment acquired, less $0.2 million in transaction costs, over the sum of (i) the $0.8 million net book value upon closing of the transaction and (ii) its $1.2 million cumulative translation loss, which was reclassified to earnings. The Company did not receive any cash proceeds in connection with the transaction. See Note 7, Investments, for additional information about this transaction.

The Company also ceased its operations in South Africa in November 2016. The results of the Company's operations in Malaysia and South Africa, including the gain on the disposition of its operations in Malaysia, are presented within discontinued operations in the accompanying consolidated financial statements for the years ended December 31, 2016, 2015 and 2014. Additionally, the assets and liabilities of those businesses are classified as current assets of discontinued operations, non-current assets of discontinued operations, current liabilities of discontinued operations and non-current liabilities of discontinued operations in the accompanying consolidated balance sheet as of December 31, 2015.

Dispositions Completed in 2017

In connection with the strategic initiative to exit 11 non-core countries as discussed above, the Company sold its subsidiaries in Israel, Singapore, Hong Kong, Brazil, Argentina, Peru, Chile, Colombia and Mexico in the first quarter of 2017. The results of the Company's operations in those countries are presented within discontinued operations in the accompanying consolidated financial statements for the years ended December 31, 2016, 2015 and 2014. Additionally, the assets and liabilities of those businesses are classified as current assets of discontinued operations, non-current assets of discontinued operations, current liabilities of discontinued operations and non-current liabilities of discontinued operations in the accompanying consolidated balance sheets as of December 31, 2016 and 2015.

Discontinued Operations - Ticket Monster
On May 27, 2015, the Company sold a controlling stake in Ticket Monster to an investor group. The Company analyzed the quantitative and qualitative factors relevant to the Ticket Monster disposition transaction and determined the disposal of its controlling stake in Ticket Monster represented a strategic shift in its business and that had a major effect on its operations and financial results. As such, the financial results of Ticket Monster, the gain on disposition and the related income tax effects are presented within discontinued operations in the accompanying consolidated financial statements for the years ended December 31, 2015 and 2014.
For the year ended December 31, 2015, the Company recognized a pretax gain on the disposition of $202.2 million ($154.1 million net of tax), which represents the excess of (a) the $398.8 million in net consideration received, consisting of (i) $285.0 million in cash proceeds and (ii) the $122.1 million fair value of its retained minority investment, less (iii) $8.3 million in transaction costs, over (b) the sum of (i) the $184.3 million net book value of Ticket Monster upon the closing of the transaction and (ii) Ticket Monster's $12.3 million cumulative translation loss, which was reclassified to earnings. See Note 7, Investments, for information about this transaction.
The provision for income taxes for the year ended December 31, 2015 includes (i) the $74.8 million current and deferred income tax effects of the Ticket Monster disposition, partially offset by (ii) a $26.8 million tax benefit that resulted from the recognition of a deferred tax asset related to the excess of the tax basis over the financial reporting basis of the Company's investment in Ticket Monster upon meeting the criteria for held-for-sale classification. No income tax benefits were recognized for the year ended December 31, 2014 because valuation allowances were provided against the related net deferred tax assets.

Results of Discontinued Operations

The following table summarizes the major classes of line items included in income (loss) from discontinued operations, net of tax, for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Global Footprint Optimization			Ticket Monster			Total
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2016 (1)	2015	2014	2016	2015 (1)	2014	2016 (1)	2015 (1)	2014
Third-party and other revenue	$97,105	$122,384	$147,063	$—	$28,145	$126,528	$97,105	$150,529	$273,591
Direct revenue	32,634	42,316	36,414	—	39,065	23,037	32,634	81,381	59,451
Third-party and other cost of revenue	(21,697)	(30,837)	(29,854)	—	(13,958)	(38,827)	(21,697)	(44,795)	(68,681)
Direct cost of revenue	(31,792)	(36,608)	(33,875)	—	(38,031)	(26,861)	(31,792)	(74,639)	(60,736)
Marketing expense	(10,776)	(12,993)	(14,099)	—	(8,495)	(27,089)	(10,776)	(21,488)	(41,188)
Selling, general and administrative expense	(72,141)	(92,264)	(111,186)	—	(38,102)	(102,331)	(72,141)	(130,366)	(213,517)
Restructuring charges	(3,170)	(1,104)	—	—	—	—	(3,170)	(1,104)	—
Other income (expense), net	(4,818)	(2,953)	(1,795)	—	96	97	(4,818)	(2,857)	(1,698)
Loss from discontinued operations before gains on dispositions and provision for income taxes	(14,655)	(12,059)	(7,332)	—	(31,280)	(45,446)	(14,655)	(43,339)	(52,778)
Gains on dispositions	312	—	—	—	202,158	—	312	202,158	—
Provision for income taxes	(2,771)	(3,865)	(416)	—	(48,028)	—	(2,771)	(51,893)	(416)
Income (loss) from discontinued operations, net of tax	$(17,114)	$(15,924)	$(7,748)	$—	$122,850	$(45,446)	$(17,114)	$106,926	$(53,194)

(1)
The income (loss) from discontinued operations before gains on dispositions and provision for income taxes for the years ended December 31, 2016 and 2015 includes the results of each business through its respective disposition date.

The following table summarizes the carrying amounts of the major classes of assets and liabilities classified as discontinued operations in the consolidated balance sheets as of December 31, 2016 and 2015 (in thousands):

	December 31, 2016	December 31, 2015
Cash	$28,866	$29,055
Accounts receivable, net	15,386	16,533
Prepaid expenses and other current assets	18,994	26,140
Property, equipment and software, net	1,554	3,040
Goodwill	9,411	9,177
Deferred income taxes and other non-current assets	1,041	1,119
Assets of discontinued operations	$75,252	$85,064

Accounts payable	$722	$2,781
Accrued merchant and supplier payables	29,705	38,708
Accrued expenses and other current liabilities	16,625	18,923
Deferred income taxes	2,501	2,775
Other non-current liabilities	426	494
Liabilities of discontinued operations	$49,979	$63,681

Other Dispositions

The gains from the transactions below are presented within "Gains on business dispositions" in the accompanying consolidated statements of operations. The financial results of those entities are presented within income from continuing operations in the accompanying consolidated financial statements through their respective disposition dates. Those financial results were not material for the years ended December 31, 2016, 2015 and 2014.

Groupon Russia

On April 12, 2016, the Company sold its subsidiary in Russia ("Groupon Russia"). The Company recognized a pretax gain on the disposition of $8.9 million, consisting of Groupon Russia's $1.6 million negative net book value upon the closing of the transaction and its $7.7 million cumulative translation gain, which was reclassified to earnings, less $0.4 million in transaction costs. The Company did not receive any proceeds in connection with the transaction.

Breadcrumb

On May 9, 2016, the Company sold its point of sale business ("Breadcrumb") in exchange for a minority investment in the acquirer. See Note 7, Investments, for information about this transaction. The Company recognized a pretax gain on the disposition of $0.4 million, which represents the excess of (a) $8.2 million in net consideration received, consisting of the $8.3 million fair value of the investment acquired, less $0.1 million in transaction costs, over (b) the $7.8 million net book value of Breadcrumb upon the closing of the transaction. The Company did not receive any cash proceeds in connection with the transaction.

Groupon Indonesia

On August 5, 2016, the Company sold its subsidiary in Indonesia ("Groupon Indonesia") in exchange for a minority investment in the acquirer. See Note 7, Investments, for information about this transaction. The Company recognized a pretax gain on the disposition of $2.1 million, which represents the excess of $2.4 million in net consideration received, consisting of the $2.7 million fair value of the investment acquired, less $0.3 million in transaction costs, over the sum of (i) the $0.1 million net book value of Groupon Indonesia upon closing of the transaction and (ii) its $0.2 million cumulative translation loss, which was reclassified to earnings. The Company did not receive any cash proceeds in connection with the transaction.

Groupon India

On August 6, 2015, the Company’s subsidiary in India ("Groupon India") completed an equity financing transaction with a third-party investor that obtained a majority voting interest in the entity. See Note 7, Investments, for information about this transaction. The Company recognized a pretax gain on the disposition of $13.7 million, which represents the excess of (a) the sum of (i) $14.2 million in net consideration received, consisting of the $16.4 million fair value of its retained minority investment, less $1.3 million in transaction costs and a $0.9 million guarantee liability and (ii) Groupon India's $0.9 million cumulative translation gain, which was reclassified to earnings, over (b) the $1.4 million net book value of Groupon India upon the closing of the transaction. The Company did not receive any cash proceeds in connection with the transaction.